Employee Benefit Plans (Details Narrative) (10-K) - 401(k) Plan [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2019	Dec. 31, 2020
Employee contribution amount	$ 3	$ 4	$ 18	$ 11
Maximum [Member]
Employee contribution percentage	100.00%			100.00%